ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2013
Maximum [Member]
Property And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member]
Property And Equipment Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years